Litigation and regulatory matters	6 Months Ended
Jun. 30, 2021
Litigation and regulatory matters
Litigation and regulatory matters

12.Litigation and regulatory matters

NatWest Group plc and certain members of NatWest Group are party to legal proceedings and involved in regulatory matters, including as the subject of investigations and other regulatory and governmental action (‘Matters’) in the United Kingdom (UK), the United States (US), the European Union (EU) and other jurisdictions.

NatWest Group recognises a provision for a liability in relation to these Matters when it is probable that an outflow of economic benefits will be required to settle an obligation resulting from past events, and a reliable estimate can be made of the amount of the obligation.

In many of these Matters, it is not possible to determine whether any loss is probable, or to estimate reliably the amount of any loss, either as a direct consequence of the relevant proceedings and regulatory matters or as a result of adverse impacts or restrictions on NatWest Group’s reputation, businesses and operations. Numerous legal and factual issues may need to be resolved, including through potentially lengthy discovery and document production exercises and determination of important factual matters, and by addressing novel or unsettled legal questions relevant to the proceedings in question, before a liability can reasonably be estimated for any claim. NatWest Group cannot predict if, how, or when such claims will be resolved or what the eventual settlement, damages, fine, penalty or other relief, if any, may be, particularly for claims that are at an early stage in their development or where claimants seek substantial or indeterminate damages.

There are situations where NatWest Group may pursue an approach that in some instances leads to a settlement agreement. This may occur in order to avoid the expense, management distraction or reputational implications of continuing to contest liability, or in order to take account of the risks inherent in defending claims or regulatory matters, even for those Matters for which NatWest Group believes it has credible defences and should prevail on the merits. The uncertainties inherent in all such Matters affect the amount and timing of any potential outflows for both Matters with respect to which provisions have been established and other contingent liabilities.

The future outflow of resources in respect of any Matter may ultimately prove to be substantially greater than or less than the aggregate provision that NatWest Group has recognised. Where (and as far as) liability cannot be reasonably estimated, no provision has been recognised. NatWest Group expects that in future periods, additional provisions, settlement amounts and customer redress payments will be necessary, in amounts that are expected to be substantial in some instances.

For a discussion of certain risks associated with NatWest Group’s litigation and regulatory matters (including investigations and customer redress programmes), see the Risk Factor relating to legal, regulatory and governmental actions and investigations set out on page 363 of NatWest Group plc’s 2020 Annual Report on Form 20-F.

Litigation

Residential mortgage-backed securities (RMBS) litigation in the US

NatWest Group companies continue to defend RMBS-related claims in the US in which plaintiffs allege that certain disclosures made in connection with the relevant offerings of RMBS contained materially false or misleading statements and/or omissions regarding the underwriting standards pursuant to which the mortgage loans underlying the RMBS were issued. The remaining RMBS lawsuits against NatWest Group companies consist of cases filed by the Federal Deposit Insurance Corporation and the State of New Mexico that together involve the issuance of less than US$400 million of RMBS issued primarily from 2005 to 2007. In addition, NWMSI previously agreed to settle a purported RMBS class action entitled New Jersey Carpenters Health Fund v. Novastar Mortgage Inc. et al. for US$55.3 million. This was paid into escrow pending court approval of the settlement, which was granted in March 2019, but which is now the subject of an appeal by a class member who does not want to participate in the settlement.

London Interbank Offered Rate (LIBOR) and other rates litigation

NWM Plc and certain other members of NatWest Group, including NatWest Group plc, are defendants in a number of class actions and individual claims pending in the United States District Court for the Southern District of New York (SDNY) with respect to the setting of LIBOR and certain other benchmark interest rates. The complaints allege that certain members of NatWest Group and other panel banks violated various federal laws, including the US commodities and antitrust laws, and state statutory and common law, as well as contracts, by manipulating LIBOR and prices of LIBOR-based derivatives in various markets through various means.

Several class actions relating to USD LIBOR, as well as more than two dozen non-class actions concerning USD LIBOR, are part of a co-ordinated proceeding in the SDNY. In December 2016, the SDNY held that it lacks personal jurisdiction over NWM Plc with respect to certain claims. As a result of that and other decisions, all NatWest Group companies have been dismissed from each of the USD LIBOR-related class actions (including class actions on behalf of over-the-counter plaintiffs, exchange-based purchaser plaintiffs, bondholder plaintiffs, and lender plaintiffs), but seven non-class cases in the co-ordinated proceeding remain pending against NatWest Group defendants. The dismissal of NatWest Group companies for lack of personal jurisdiction is the subject of a pending appeal to the United States Court of Appeals for the Second Circuit. In March 2020, NatWest Group companies finalised a settlement resolving the class action on behalf of bondholder plaintiffs (those who held bonds issued by non-defendants on which interest was paid from 2007 to 2010 at a rate expressly tied to USD LIBOR). The amount of the settlement (which was covered by an existing provision) has been paid into escrow pending court approval of the settlement.

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12. Litigation and regulatory matters continued

Among the non-class claims dismissed by the SDNY in December 2016 were claims that the Federal Deposit Insurance Corporation (FDIC) had asserted on behalf of certain failed US banks. In July 2017, the FDIC, on behalf of 39 failed US banks, commenced substantially similar claims against NatWest Group companies and others in the High Court of Justice of England and Wales. The action alleges that the defendants breached English and European competition law, as well as asserting common law claims of fraud under US law.

In addition, there are two class actions relating to JPY LIBOR and Euroyen TIBOR. The first class action, which relates to Euroyen TIBOR futures contracts, was dismissed by the SDNY in September 2020 on legal grounds, and the plaintiffs have commenced an appeal to the United States Court of Appeals for the Second Circuit. The second class action, which relates to other derivatives allegedly tied to JPY LIBOR and Euroyen TIBOR, is the subject of a motion to dismiss that remains pending in the SDNY.

In addition to the above, five other class action complaints were filed against NatWest Group companies in the SDNY, each relating to a different reference rate. The SDNY dismissed all claims against NWM Plc in the case relating to Euribor for lack of personal jurisdiction in February 2017. The SDNY also dismissed, for various reasons, the case relating to Pound Sterling LIBOR in August 2019, the case relating to Swiss Franc LIBOR in September 2019, and the case relating to the Singapore Interbank Offered Rate and Singapore Swap Offer Rate (‘SIBOR / SOR’) in July 2019. Plaintiffs appealed each of these four dismissals to the United States Court of Appeals for the Second Circuit. The appeals in the Euribor, Pound Sterling LIBOR and Swiss Franc LIBOR cases remain pending, but in June 2021, NWM Plc and the plaintiffs in the Swiss Franc LIBOR class action finalised a settlement resolving that case. The amount of the settlement (which was covered by an existing provision) has been paid into escrow pending court approval of the settlement. The appeal in the SIBOR / SOR case was decided on 17 March 2021, when the United States Court of Appeals for the Second Circuit reversed the SDNY’s prior dismissal, such that the case will now return to the SDNY. In the fifth class action, which relates to the Australian Bank Bill Swap Reference Rate, the SDNY in February 2020 declined to dismiss the amended complaint as against NWM Plc and certain other defendants, but dismissed it as to other members of NatWest Group (including NatWest Group plc). The claims against non-dismissed defendants (including NWM Plc) are now proceeding in discovery.

NWM Plc was also named as a defendant in a motion to certify a class action relating to LIBOR in the Tel Aviv District Court in Israel. NWM Plc filed a motion for cancellation of service, which was granted in July 2020. The claimants appealed that decision and in November 2020 the appeal was refused and the claim dismissed by the Appellate Court. The claim could in future be recommenced depending on the outcome of a separate case under appeal to Israel’s Supreme Court.

In January 2019, a class action antitrust complaint was filed in the SDNY alleging that the defendants (USD ICE LIBOR panel banks and affiliates) have conspired to suppress USD ICE LIBOR from 2014 to the present by submitting incorrect information to ICE about their borrowing costs. The NatWest Group defendants are NatWest Group plc, NWM Plc, NWMSI and NWB Plc. The defendants made a motion to dismiss this case, which was granted by the court in March 2020. Plaintiffs’ appeal of the dismissal is pending in the United States Court of Appeals for the Second Circuit.

In August 2020, a complaint was filed in the United States District Court for the Northern District of California by several United States consumer borrowers against the USD ICE LIBOR panel banks and their affiliates, alleging that the normal process of setting USD ICE LIBOR amounts to illegal price-fixing, and also that banks in the United States have illegally agreed to use LIBOR as a component of price in variable consumer loans. The NatWest Group defendants are NatWest Group plc, NWM Plc, NWMSI and NWB Plc. The plaintiffs seek damages and to prevent the enforcement of LIBOR-based instruments through injunction. Defendants intend to seek dismissal.

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12. Litigation and regulatory matters continued

FX litigation

NWM Plc, NWMSI and / or NatWest Group plc are defendants in several cases relating to NWM Plc’s foreign exchange (FX) business. In 2015, NWM Plc paid US$255 million to settle the consolidated antitrust class action filed in the SDNY on behalf of persons who entered into over-the-counter FX transactions with defendants or who traded FX instruments on exchanges. In 2018, some members of the settlement class who opted out of that class action settlement filed their own non-class complaint in the SDNY asserting antitrust claims against NWM Plc, NWMSI and other banks. Those opt-out claims are proceeding in discovery.

In April 2019, some of the same claimants in the opt-out case described above, as well as others, served proceedings (which are ongoing) in the High Court of Justice of England and Wales, asserting competition claims against NWM Plc and several other banks.

An FX-related class action, on behalf of ‘consumers and end-user businesses’, is proceeding in the SDNY against NWM Plc and others. Plaintiffs have filed a motion for class certification, which defendants are opposing.

In May 2019, a cartel class action was filed in the Federal Court of Australia against NWM Plc and four other banks on behalf of persons who bought or sold currency through FX spots or forwards between 1 January 2008 and 15 October 2013 with a total transaction value exceeding AUD $0.5 million. The claimant has alleged that the banks, including NWM Plc, contravened Australian competition law by sharing information, coordinating conduct, widening spreads and manipulating FX rates for certain currency pairs during this period. NatWest Group plc has been named in the action as an ‘other cartel participant’, but is not a respondent. The claim was served in June 2019. The claimant sought permission to amend its claim to strengthen its claim of alleged breaches of competition law, but this was refused by the court in the form sought by the claimant. The claimant is now seeking a further opportunity to amend its claim, which is being opposed by NWM Plc and the other respondents.

In July and December 2019, two separate applications seeking opt-out collective proceedings orders were filed in the UK Competition Appeal Tribunal against NatWest Group plc, NWM Plc and other banks. Both applications have been brought on behalf of persons who, between 18 December 2007 and 31 January 2013, entered into a relevant FX spot or outright forward transaction in the EEA with a relevant financial institution or on an electronic communications network. A hearing to determine class certification and which of the applications should be permitted to represent the class took place in July 2021 and judgment is awaited.

In November 2020, proceedings were issued in the High Court of Justice of England and Wales against NWM Plc by a claimant who seeks an account of profits and/or damages in respect of alleged historical FX trading misconduct. The claimant has also issued similar proceedings against a number of other banks. The claim against NWM Plc makes allegations of breaches of contract, fiduciary duties, duties of confidence and other matters. The claim was served on NWM Plc in March 2021.

Two motions to certify FX-related class actions were filed in the Tel Aviv District Court in Israel in September and October 2018, and were subsequently consolidated into one motion. The consolidated motion, which names The Royal Bank of Scotland plc (now NWM Plc) as the defendant, was served on NWM Plc in May 2020. NWM Plc has filed a motion for cancellation of service outside the jurisdiction, which remains pending.

Certain other foreign exchange transaction related claims have been or may be threatened. NatWest Group cannot predict whether all or any of these claims will be pursued.

Government securities antitrust litigation

NWMSI and certain other US broker-dealers are defendants in a consolidated antitrust class action pending in the SDNY on behalf of persons who transacted in US Treasury securities or derivatives based on such instruments, including futures and options. The plaintiffs allege that defendants rigged the US Treasury securities auction bidding process to deflate prices at which they bought such securities and colluded to increase the prices at which they sold such securities to plaintiffs. The complaint was dismissed in March 2021. Plaintiffs have filed an amended complaint, which defendants will again seek to have dismissed.

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12. Litigation and regulatory matters continued

Class action antitrust claims commenced in March 2019 are pending in the SDNY against NWM Plc, NWMSI and other banks in respect of Euro-denominated bonds issued by European central banks (EGBs). The complaint alleges a conspiracy among dealers of EGBs to widen the bid-ask spreads they quoted to customers, thereby increasing the prices customers paid for the EGBs or decreasing the prices at which customers sold the bonds. The class consists of those who purchased or sold EGBs in the US between 2007 and 2012. The defendants filed a motion to dismiss this matter, which was granted by the court in respect of NWM Plc and NWMSI in July 2020. Plaintiffs have filed an amended complaint which defendants are seeking to have dismissed.

Swaps antitrust litigation

NWM Plc and other members of NatWest Group , including NatWest Group plc, as well as a number of other interest rate swap dealers, are defendants in several cases pending in the SDNY alleging violations of the US antitrust laws in the market for interest rate swaps. There is a consolidated class action complaint on behalf of persons who entered into interest rate swaps with the defendants, as well as non-class action claims by three swap execution facilities (TeraExchange, Javelin, and trueEx). The plaintiffs allege that the swap execution facilities would have successfully established exchange-like trading of interest rate swaps if the defendants had not unlawfully conspired to prevent that from happening through boycotts and other means. Discovery in these cases is complete, and the plaintiffs' motion for class certification remains pending.

In addition, in June 2017, TeraExchange filed a complaint against NatWest Group companies, including NatWest Group plc, as well as a number of other credit default swap dealers, in the SDNY. TeraExchange alleges it would have established exchange-like trading of credit default swaps if the defendant dealers had not engaged in an unlawful antitrust conspiracy. In October 2018, the court dismissed all claims against NatWest Group companies.

On 30 June 2021, a class action antitrust complaint was filed against a number of credit default swap dealers in New Mexico federal court on behalf of persons who, from 2005 onwards, settled credit default swaps in the United States by reference to the ISDA credit default swap auction protocol. The complaint alleges that the defendants conspired to manipulate that benchmark through various means in violation of the antitrust laws and the Commodity Exchange Act. The defendants include several NatWest Group companies, including NatWest Group plc.

Odd lot corporate bond trading antitrust litigation

NWMSI is the subject of a class action antitrust complaint filed in the SDNY against NWMSI and several other securities dealers. The complaint alleges that, from August 2006 to the present, the defendants conspired artificially to widen spreads for odd lots of corporate bonds bought or sold in the United States secondary market and to boycott electronic trading platforms that would have allegedly promoted pricing competition in the market for such bonds. Defendants filed a motion to dismiss the operative complaint in this matter in December 2020.

Madoff

NWM N.V. is a defendant in two actions filed by Irving Picard, as trustee for the bankruptcy estates of Bernard L. Madoff and Bernard L. Madoff Investment Securities LLC, in bankruptcy court in New York. In both cases, the trustee alleges that certain transfers received by NWM N.V. amounted to fraudulent conveyances that should be clawed back for the benefit of the Madoff estate.

In the primary action, filed in December 2010, the trustee is seeking to clawback a total of US$276.3 million in redemptions that NWM N.V. allegedly received from certain Madoff feeder funds and certain swap counterparties. In March 2020, the bankruptcy court denied the trustee’s request for leave to amend its complaint to include additional allegations against NWM N.V., holding that, even with the proposed amendments, the complaint would fail as a matter of law to state a valid claim against NWM N.V. The trustee has commenced an appeal of the bankruptcy court’s decision, which has been stayed pending the result of appeals in different proceedings, against different defendants, that involve similar issues. In the second action, filed in October 2011, the trustee seeks to recover an additional US$21.8 million. This action has been stayed pending the result of the appeal in the primary action.

Interest rate hedging products and similar litigation

NatWest Group continues to deal with a small number of active litigation claims in the UK relating to the alleged mis-selling of interest rate hedging products.

Separately, NWM Plc is defending claims filed in France by two French local authorities relating to structured interest rate swaps. The plaintiffs allege, among other things, that the swaps are void for being illegal transactions, that they were mis-sold, and that information / advisory duties were breached. One of the claims has been appealed to the Supreme Court and judgment is awaited. The other has been remitted from the Supreme Court to the Court of Appeal for reconsideration of one aspect. NWM N.V. was a defendant in the latter case but has been dismissed from the proceedings.

EUA trading litigation

HMRC issued a tax assessment in 2012 against NatWest Group plc for approximately £86 million regarding a value-added-tax (VAT) matter in relation to the trading of European Union Allowances (EUAs) by the subsidiary of a joint venture partnership in 2009. NatWest Group plc lodged an appeal challenging the assessment before the First-tier Tribunal (Tax), a specialist tax tribunal, (the ‘Tax Dispute’). The matter was resolved in July 2021.

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12. Litigation and regulatory matters continued

Separately, NWM Plc was a named defendant in civil proceedings before the High Court of Justice of England and Wales brought in 2015 by ten companies (all in liquidation) (the 'Liquidated Companies') and their respective liquidators (together, 'the Claimants'). The Liquidated Companies previously traded in EUAs in 2009 and were alleged to be defaulting traders within (or otherwise connected to) the EUA supply chains forming the subject of the Tax Dispute. The Claimants claimed approximately £71.4 million plus interest and costs and alleged that NWM Plc dishonestly assisted the directors of the Liquidated Companies in the breach of their statutory duties and/or knowingly participated in the carrying on of the business of the Liquidated Companies with intent to defraud creditors. The trial in that matter concluded in July 2018 and judgment was issued in March 2020. The court held that NWM Plc and Mercuria Energy Europe Trading Limited ('Mercuria') were liable for dishonestly assisting and knowingly being a party to fraudulent trading during a seven business day period in 2009. In October 2020, the High Court quantified damages against NWM Plc at £45 million plus interest and costs, and permitted it to appeal to the Court of Appeal. On 10 May 2021 the Court of Appeal set aside the High Court’s judgment and ordered that a retrial take place before a different High Court judge. The claimants have sought permission from the Supreme Court to appeal. The Court of Appeal also dismissed an appeal by Mercuria against the finding by the High Court that NWM Plc and Mercuria were both vicariously liable. Mercuria has sought permission from the Supreme Court to appeal that decision.

Offshoring VAT assessments

HMRC issued protective tax assessments in 2018 against NatWest Group plc totalling £143 million relating to unpaid VAT in respect of the UK branches of two NatWest Group companies registered in India. NatWest Group formally requested reconsideration by HMRC of their assessments, and this process was completed in November 2020. HMRC upheld their original decision and, as a result, NatWest Group plc lodged an appeal with the Tax Tribunal and an application for judicial review with the High Court of Justice of England and Wales, both in December 2020. In order to lodge the appeal with the Tax Tribunal, NatWest Group plc was required to pay the £143 million to HMRC, and payment was made in December 2020. The appeal and the application for judicial review have both been stayed pending resolution of a separate case involving another bank.

US Anti-Terrorism Act litigation

NWB Plc is a defendant in lawsuits filed in the United States District Court for the Eastern District of New York by a number of US nationals (or their estates, survivors, or heirs) who were victims of terrorist attacks in Israel. The plaintiffs allege that NWB Plc is liable for damages arising from those attacks pursuant to the US Anti-Terrorism Act because NWB Plc previously maintained bank accounts and transferred funds for the Palestine Relief & Development Fund, an organisation which plaintiffs allege solicited funds for Hamas, the alleged perpetrator of the attacks.

In October 2017, the trial court dismissed claims against NWB Plc with respect to two of the 18 terrorist attacks at issue. In March 2018, the trial court granted a request by NWB Plc for leave to file a renewed summary judgment motion in respect of the remaining claims, and in March 2019, the court granted summary judgment in favour of NWB Plc. In April 2021, the United States Court of Appeals for the Second Circuit affirmed the trial court’s judgment in favour of NWB Plc, subject to the right of the plaintiffs to seek discretionary review by the United States Supreme Court.

NWM N.V. and certain other financial institutions are defendants in several actions pending in the United States District Courts for the Eastern and Southern Districts of New York, filed by a number of US nationals (or their estates, survivors, or heirs), most of whom are or were US military personnel, who were killed or injured in attacks in Iraq between 2003 and 2011. NWM Plc is also a defendant in some of these cases.

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12. Litigation and regulatory matters continued

The attacks at issue in the cases were allegedly perpetrated by Hezbollah and certain Iraqi terror cells allegedly funded by the Islamic Republic of Iran. According to the plaintiffs’ allegations, the defendants are liable for damages arising from the attacks because they allegedly conspired with Iran and certain Iranian banks to assist Iran in transferring money to Hezbollah and the Iraqi terror cells, in violation of the US Anti-Terrorism Act, by agreeing to engage in ‘stripping’ of transactions initiated by the Iranian banks so that the Iranian nexus to the transactions would not be detected.

The first of these actions was filed in the United States District Court for the Eastern District of New York in November 2014. In September 2019, the district court dismissed the case, finding that the claims were deficient for several reasons, including lack of sufficient allegations as to the alleged conspiracy and causation. The plaintiffs are appealing the decision to the United States Court of Appeals for the Second Circuit. Another action, filed in the SDNY in 2017, was dismissed in March 2019 on similar grounds, but remains subject to appeal to the United States Court of Appeals for the Second Circuit. Other follow-on actions that are substantially similar to the two that have now been dismissed are pending in the same courts.

Securities underwriting litigation

NWMSI is an underwriter defendant in several securities class actions in the US in which plaintiffs generally allege that an issuer of public debt or equity securities, as well as the underwriters of the securities (including NWMSI), are liable to purchasers for misrepresentations and omissions made in connection with the offering of such securities.

1MDB litigation

Recent media reports suggest that a claim for a material sum has recently been issued in Malaysia by 1MDB against Coutts & Co Ltd for alleged losses in connection with the 1MDB fund. Coutts & Co Ltd is a company registered in Switzerland and is in wind-down following the announced sale of its business assets in 2015.

Regulatory matters (including investigations and customer redress programmes)

NatWest Group’s businesses and financial condition can be affected by the actions of various governmental and regulatory authorities in the UK, the US, the EU and elsewhere. NatWest Group has engaged, and will continue to engage, in discussions with relevant governmental and regulatory authorities, including in the UK, the US, the EU and elsewhere, on an ongoing and regular basis, and in response to informal and formal inquiries or investigations, regarding operational, systems and control evaluations and issues including those related to compliance with applicable laws and regulations, including consumer protection, investment advice, business conduct, competition/anti-trust, VAT recovery, anti-bribery, anti-money laundering and sanctions regimes.

The NatWest Markets business in particular has been providing, and continues to provide, information regarding a variety of matters, including, for example, offering of securities, the setting of benchmark rates and related derivatives trading, conduct in the foreign exchange market, product mis-selling and various issues relating to the issuance, underwriting, and sales and trading of fixed-income securities, including structured products and government securities, some of which have resulted, and others of which may result, in investigations or proceedings.

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12. Litigation and regulatory matters continued

Any matters discussed or identified during such discussions and inquiries may result in, among other things, further inquiry or investigation, other action being taken by governmental and regulatory authorities, increased costs being incurred by NatWest Group, remediation of systems and controls, public or private censure, restriction of NatWest Group’s business activities and/or fines. Any of the events or circumstances mentioned in this paragraph or below could have a material adverse effect on NatWest Group, its business, authorisations and licences, reputation, results of operations or the price of securities issued by it, or lead to material additional provisions being taken.

NatWest Group is co-operating fully with the matters described below.

Investigations

US investigations relating to fixed-income securities

In October 2017, NWMSI entered into a non-prosecution agreement (NPA) with the United States Attorney for the District of Connecticut (USAO) in connection with alleged misrepresentations to counterparties relating to secondary trading in various forms of asset-backed securities. In the NPA, the USAO agreed not to file criminal charges relating to certain conduct and information described in the NPA, conditioned on NWMSI and affiliated companies complying with the NPA’s reporting and conduct requirements during its term, including by not engaging in conduct during the NPA that the USAO determines was a felony under federal or state law or a violation of the anti-fraud provisions of the United States securities law.

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12. Litigation and regulatory matters continued

The NatWest Markets business is currently responding to a separate criminal investigation by the USAO and the US Department of Justice (DoJ) concerning unrelated trading by certain NatWest Markets former traders involving alleged spoofing. The NPA (referred to above) has been extended as the criminal investigation has progressed and related discussions with the USAO and the DoJ, including relating to the impact of such alleged conduct on the status of the NPA and the potential consequences thereof, have been ongoing. The duration and outcome of these matters remain uncertain, including in respect of whether settlement may be reached. Material adverse collateral consequences, in addition to further substantial costs and the recognition of further provisions, may occur depending on the outcome of the investigations, as further described in the Risk Factor relating to legal, regulatory and governmental actions and investigations set out on page 363 of NatWest Group plc’s 2020 Annual Report on Form 20-F.

Foreign exchange related investigations

In recent years, NWM Plc paid significant penalties to resolve investigations into its FX business by the FCA, the Commodity Futures Trading Commission, the DoJ, the Board of Governors of the Federal Reserve System, the European Commission (EC) and others. NWM Plc continues to co-operate with ongoing investigations from competition authorities on similar issues relating to past FX trading. The exact timing and amount of future financial penalties, related risks and collateral consequences remain uncertain and may be material.

EGB investigation

On 20 May 2021, the EC announced that it had adopted a decision in relation to an investigation into potential competition law violations in the primary and secondary market trading of EGBs between 2007 and 2011 which involved the NatWest Markets business and six other banks. NatWest Group revealed the conduct to the EC and co-operated throughout the EC’s investigation. NatWest Group was granted immunity by the EC and was not fined.

FCA investigation into NatWest Group’s compliance with the Money Laundering Regulations 2007

In July 2017, the FCA notified NatWest Group that it was undertaking an investigation into NatWest Group’s compliance with the UK Money Laundering Regulations 2007 (‘MLR 2007’) in relation to certain money service businesses and related parties. The investigation is assessing both criminal and civil culpability. NatWest Group is co-operating with the investigation, including responding to information requests from the FCA.

On 15 March 2021, the FCA notified NatWest Group that it had commenced criminal proceedings against NWB Plc for offences under regulation 45(1) of the MLR 2007 for alleged failures to comply with regulations 8(1), 8(3) and 14(1) of the MLR 2007 between 11 November 2011 and 19 October 2016, arising from the handling of the accounts of a UK incorporated customer. These regulations require the firm to determine, conduct and demonstrate risk sensitive due diligence and ongoing monitoring of its relationships with its customers for the purposes of preventing money laundering. NWB Plc will be required to attend an initial hearing at Westminster Magistrates’ Court on 15 September 2021. Material adverse collateral consequences, in addition to further substantial costs and the recognition of provisions, may occur as a result of any conviction.

Systematic Anti-Money Laundering Programme assessment

In December 2018, the FCA commenced a Systematic Anti-Money Laundering Programme assessment of NatWest Group. In August 2019, the FCA instructed NatWest Group to appoint a Skilled Person under section 166 of the Financial Services and Markets Act 2000 to provide assurance on financial crime governance arrangements in relation to two financial crime change programmes. NatWest Group is co-operating with the Skilled Person’s review, which is ongoing.

FCA mortgages market study

In December 2016, the FCA launched a market study into the provision of mortgages. In March 2019 the final report was published. This found that competition was working well for many customers but also proposed remedies to help customers shop around more easily for mortgages. A period of consultation remains ongoing and the FCA has indicated that it intends to provide updates on the remedies in due course.

Customer redress programmes

FCA review of NatWest Group’s treatment of SMEs

In 2014, the FCA appointed an independent Skilled Person under section 166 of the Financial Services and Markets Act 2000 to review NatWest Group’s treatment of SME customers whose relationship was managed by NatWest Group’s Global Restructuring Group (GRG) in the period 1 January 2008 to 31 December 2013.

In response to the Skilled Person’s final report and update in 2016, NatWest Group announced redress steps for SME customers in the UK and the Republic of Ireland that were in GRG between 2008 and 2013. These steps were (i) an automatic refund of certain complex fees; and (ii) a new complaints process, overseen by an independent third party. The complaints process has since closed to new complaints.

NatWest Group’s remaining provisions in relation to these matters at 30 June 2021 were £22 million.

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12. Litigation and regulatory matters continued

Investment advice review

During October 2019, the FCA notified NatWest Group of its intention to appoint a Skilled Person under section 166 of the Financial Services and Markets Act 2000 to conduct a review of whether NatWest Group’s past business review of investment advice provided during 2010 to 2015 was subject to appropriate governance and accountability and led to appropriate customer outcomes. The Skilled Person’s review has now concluded and, after discussion with the FCA, NatWest Group is now conducting additional review / remediation work. NatWest Group recognised an increased provision in relation to these matters at 31 December 2020.

Review and investigation of treatment of tracker mortgage customers in Ulster Bank Ireland DAC

In December 2015, correspondence was received from the CBI setting out an industry examination framework in respect of the sale of tracker mortgages from approximately 2001 until the end of 2015. The redress and compensation phase has concluded, although an appeals process is currently anticipated to run until at least the end of 2021. NatWest Group has made provisions totalling €350 million (£300 million), of which €328 million (£282 million) had been utilised by 30 June 2021 in respect of redress and compensation.

In April 2016, the CBI commenced an investigation into suspected breaches by UBIDAC of specified provisions of the Consumer Protection Code 2006 in its treatment of certain tracker mortgage customers. On 23 March 2021, UBIDAC agreed with the CBI to pay a fine of €37.8 million for breaches of its regulatory obligations in respect of its treatment of tracker mortgage customers. The fine was substantially covered by existing provisions.

UBIDAC previously identified further legacy business issues, as an extension to the tracker mortgage review. These remediation programmes are ongoing. NatWest Group has made provisions of €163 million (£140 million), of which €151 million (£130 million) had been utilised by 30 June 2021 for these programmes.